DISPOSITIONS AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable [Table Text Block]
Following is a summary of the $6.6 billion purchase price for PXP:

Number of shares of PXP common stock acquired (millions)	132.280
Exchange ratio of FCX common stock for each PXP share	0.6531
	86.392
Shares of FCX common stock issued for certain PXP equity awards (millions)	4.769
Total shares of FCX common stock issued (millions)	91.161

Closing share price of FCX common stock at May 31, 2013	$31.05
FCX stock consideration	$2,831
Cash consideration	3,725	[a]
Employee stock-based awards, primarily cash-settled stock-based awards	83
Total purchase price	$6,639

a.
Cash consideration includes the payment of $25.00 in cash for each PXP share ($3.3 billion), cash paid in lieu of any fractional shares of FCX common stock, cash paid for certain equity awards ($7 million) and the value of the $3 per share PXP special cash dividend ($411 million) paid on May 31, 2013.

Following is a summary of the $3.1 billion purchase price for MMR:

Number of shares of MMR common stock acquired (millions)	112.362	[a]
Cash consideration of $14.75 per share	$14.75
Cash consideration paid by FCX	$1,657
Employee stock-based awards	63
Total	1,720
Fair value of FCX's investment in 51 million shares of MMR common stock acquired on
May 31, 2013, through the acquisition of PXP	854
Fair value of FCX's investment in MMR's 5.75% Convertible Perpetual Preferred Stock, Series 2	554
Total purchase price	$3,128

a.	Excludes 51 million shares of MMR common stock owned by FCX through its acquisition of PXP on May 31, 2013.

Schedule of Assets and Liabilities Disposed of by Sale in Period of Disposition [Table Text Block]
The carrying amounts of TFHL's major classes of assets, liabilities and noncontrolling interests, which are held for sale in the consolidated balance sheets, follow:

	December 31,
	2015		2014
Assets
Cash and cash equivalents	$29		$147
Inventories	584		594
Receivables and other current assets	131		105
Total current assets held for sale	$744		$846

Property, plant, equipment and mining development costs, net	$3,261		$3,290
Inventories	608		491
Other assets	241		203
Total long-term assets held for sale	$4,110	[a]	$3,984	[a]

Liabilities
Accounts payable and accrued liabilities	$108		$99
Accrued income taxes	—		92
Asset retirement obligations	—		2
Total current liabilities held for sale	$108		$193

Deferred income taxes	$681		$707
Asset retirement obligations and other liabilities	37		35
Total long-term liabilities held for sale	$718		$742

Noncontrolling interests	$1,178		$1,125

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table provides net income before income taxes and net income attributable to common stockholders for the Candelaria and Ojos del Salado mines:

	January 1, 2014,
	to	Year Ended
	November 3, 2014	December 31, 2013
Net income before income taxes	$270	$689
Net income attributable to common stockholders	144	341
Net income from discontinued operations in the consolidated statements of operations consists of the following:

	Years Ended December 31,
	2015	2014	2013
Revenues[a]	$1,270	$1,437	$1,590
Costs and expenses:
Production and delivery costs	852	782	759
Depreciation, depletion and amortization	257	228	246
Interest expense allocated from parent[b]	28	24	15
Other costs and expenses, net	26	27	47
Net income before income taxes	107	376	523
Provision for income taxes	(16)	(99)	(135)
Net income from discontinued operations	$91	$277	$388

a.	In accordance with accounting guidance, amounts are net of eliminations of intercompany sales totaling $114 million in 2015, $121 million in 2014 and $47 million in 2013.

b.	In accordance with accounting guidance, interest associated with FCX's Term Loan that will be required to be repaid as a result of the sale of TFHL has been allocated to discontinued operations.
The following table provides balances of the major classes of assets and liabilities for the Candelaria and Ojos del Salado mines at November 3, 2014:

Current assets	$482
Long-term assets	1,155
Current liabilities	129
Long-term liabilities	89
Noncontrolling interests	243

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the final purchase price allocations for PXP and MMR:

	PXP	MMR	Eliminations	Total
Current assets	$1,193	$98	$—	$1,291
Oil and gas properties - full cost method:
Subject to amortization	11,447	751	—	12,198
Not subject to amortization	9,401	1,711	—	11,112
Property, plant and equipment	261	1	—	262
Investment in MMR[a]	848	—	(848)	—
Other assets	12	382	—	394
Current liabilities	(906)	(174)	—	(1,080)
Debt (current and long-term)	(10,631)	(620)	—	(11,251)
Deferred income taxes[b]	(3,917)	—	—	(3,917)
Other long-term liabilities	(799)	(262)	—	(1,061)
Redeemable noncontrolling interest	(708)	(259)	—	(967)
Total fair value, excluding goodwill	6,201	1,628	(848)	6,981
Goodwill	438	1,500	—	1,938
Total purchase price	$6,639	$3,128	$(848)	$8,919

a.	PXP owned 51 million shares of MMR common stock, which were eliminated in FCX's consolidated balance sheet at the acquisition date of MMR.

b.
Deferred income taxes have been recognized based on the estimated fair value adjustments to net assets using a 38 percent tax rate, which reflected a 35 percent federal statutory rate and a 3 percent weighted-average of the applicable statutory state tax rates (net of federal benefit).

Schedule of Goodwill [Table Text Block]
A summary of changes in the carrying amount of goodwill follows:

Balance at January 1, 2013	$—
Acquisitions of PXP and MMR	1,916
Balance at December 31, 2013	1,916
Purchase accounting adjustments	22
Disposal of Eagle Ford (see above)	(221)
Impairment charge	(1,717)
Balance at December 31, 2014	$—

Cash Flows from Discontinued Operations [Table Text Block]
Cash flows from discontinued operations included in the consolidated statements of cash flows follow:

	Years Ended December 31,
	2015	2014	2013
Net cash provided by operating activities	$217	$529	$594
Net cash used in investing activities	(253)	(174)	(208)
Net cash used in financing activities	(82)	(285)	(445)
(Decrease) increase in cash and cash equivalents in assets held for sale	$(118)	$70	$(59)

Business Acquisition, Pro Forma Information [Table Text Block]
The historical consolidated financial information for the year ended December 31, 2013, shown below has been adjusted to reflect factually supportable items that are directly attributable to the acquisitions.

Revenues	$23,075
Operating income	6,267
Income from continuing operations	3,626
Net income attributable to common stockholders	2,825

Net income per share attributable to common stockholders:
Basic	$2.71
Diluted	2.70